Stock Options - Schedule of Schedule of incentive stock options granted under Plan (Details)	12 Months Ended
	Mar. 31, 2020 Share $ / shares	Mar. 31, 2019 Share $ / shares	Mar. 31, 2018 Share $ / shares	Mar. 31, 2017 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	8,632,217	8,497,217	8,344,717
Granted	2,410,000	1,630,000	1,697,500
Exercised	(835,044)	(670,000)	(1,495,000)
Forfeited	(3,077,673)	(825,000)	(50,000)
Ending balance	7,129,500	8,632,217	8,497,217
Total exercisable	4,408,250	6,883,717	7,003,717	6,272,217
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.45	$ 0.41	$ 0.33
Weighted Average Exercise Price, Granted | $ / shares	0.37	0.48	0.67
Weighted Average Exercise Price, Exercised | $ / shares	0.25	0.25	0.26
Weighted Average Exercise Price, Forfeited | $ / shares	0.33	0.29	0.65
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.50	$ 0.45	$ 0.41
Weighted Average Remaining Life	3 years	2 years 3 months 18 days	2 years 6 months
April 25, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares			$ 0.82
Beginning balance		0	25,000
Granted			0
Exercised			0
Forfeited			(25,000)
Ending balance			0
July 3, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares			$ 0.25
Beginning balance		0	45,000
Granted			0
Exercised			(45,000)
Forfeited			0
Ending balance			0
February 22, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares			$ 0.25
Beginning balance		0	250,000
Granted			0
Exercised			(250,000)
Forfeited			0
Ending balance			0
July 3, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares		$ 0.40	$ 0.40
Beginning balance	0	50,000	150,000
Granted		0	0
Exercised		0	(100,000)
Forfeited		(50,000)	0
Ending balance		0	50,000
July 3, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares		$ 0.25	$ 0.25
Beginning balance	0	750,000	750,000
Granted		0	0
Exercised		(50,000)	0
Forfeited		(700,000)	0
Ending balance		0	750,000
September 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares		$ 0.25	$ 0.25
Beginning balance	0	20,000	20,000
Granted		0	0
Exercised		(20,000)	0
Forfeited		0	0
Ending balance		0	20,000
December 23, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares		$ 0.25	$ 0.25
Beginning balance	275,000	275,000	375,000
Granted		0	0
Exercised		0	(100,000)
Forfeited		0	0
Ending balance		275,000	275,000
December 23, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares		$ 0.25	$ 0.25
Beginning balance	2,384,717	2,984,717	3,884,717
Granted		0	0
Exercised		(600,000)	(900,000)
Forfeited		0	0
Ending balance		2,384,717	2,984,717
December 23, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares		$ 0.25	$ 0.25
Beginning balance	275,000	300,000	300,000
Granted		0	0
Exercised		0	0
Forfeited		(25,000)	0
Ending balance		275,000	300,000
December 23, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.25
Beginning balance	2,934,717
Granted	0
Exercised	(635,044)
Forfeited	(2,299,673)
Ending balance	0	2,934,717
March 25, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.25	$ 0.25	$ 0.25
Beginning balance	200,000	200,000	200,000
Granted	0	0	0
Exercised	(200,000)	0	0
Forfeited	0	0	0
Ending balance	0	200,000	200,000
May 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.60	$ 0.60	$ 0.60
Beginning balance	150,000	150,000	0
Granted	0	0	150,000
Exercised	0	0	0
Forfeited	0	0	0
Ending balance	150,000	150,000	150,000
July 10, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.55	$ 0.55	$ 0.55
Beginning balance	50,000	50,000	0
Granted	0	0	50,000
Exercised	0	0	0
Forfeited	0	0	0
Ending balance	50,000	50,000	50,000
September 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares			$ 0.25
Beginning balance		0	100,000
Granted			0
Exercised			(100,000)
Forfeited			0
Ending balance			0
February 4, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.35	$ 0.35	$ 0.35
Beginning balance	500,000	500,000	500,000
Granted	0	0	0
Exercised	0	0	0
Forfeited	(100,000)	0	0
Ending balance	400,000	500,000	500,000
May 6, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.35	$ 0.35	$ 0.35
Beginning balance	530,000	530,000	530,000
Granted	0	0	0
Exercised	0	0	0
Forfeited	(10,000)	0	0
Ending balance	520,000	530,000	530,000
October 27, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.62	$ 0.62	$ 0.62
Beginning balance	500,000	500,000	500,000
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	0
Ending balance	500,000	500,000	500,000
January 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.37
Beginning balance	0
Granted	175,000
Exercised	0
Forfeited	0
Ending balance	175,000	0
February 2, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.75	$ 0.75	$ 0.75
Beginning balance	665,000	715,000	715,000
Granted	0	0	0
Exercised	0	0	0
Forfeited	(208,000)	(50,000)	0
Ending balance	457,000	665,000	715,000
May 26, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.60	$ 0.60	$ 0.60
Beginning balance	200,000	200,000	0
Granted	0	0	200,000
Exercised	0	0	0
Forfeited	(200,000)	0	0
Ending balance	0	200,000	200,000
May 26, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.75	$ 0.75	$ 0.75
Beginning balance	1,037,500	1,037,500	0
Granted	0	0	1,037,500
Exercised	0	0	0
Forfeited	0	0	0
Ending balance	1,037,500	1,037,500	1,037,500
December 18, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.45	$ 0.45	$ 0.45
Beginning balance	235,000	235,000	0
Granted	0	0	260,000
Exercised	0	0	0
Forfeited	(60,000)	0	(25,000)
Ending balance	175,000	235,000	235,000
May 4, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.50	$ 0.50
Beginning balance	630,000	0
Granted	0	630,000
Exercised	0	0
Forfeited	(100,000)	0
Ending balance	530,000	630,000	0
November 20, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares		$ 0.43
Beginning balance	350,000	0
Granted		350,000
Exercised		0
Forfeited		0
Ending balance		350,000	0
November 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.43
Beginning balance	350,000
Granted	0
Exercised	0
Forfeited	0
Ending balance	350,000	350,000
February 12, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.50	$ 0.50
Beginning balance	650,000
Granted	0	650,000
Exercised	0
Forfeited	(100,000)
Ending balance	550,000	650,000
January 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price (CDN$) | $ / shares	$ 0.37
Beginning balance	0
Granted	2,235,000
Exercised	0
Forfeited	0
Ending balance	2,235,000	0